Segment Reporting - Summary of Reconciliation of Segment Adjusted EBITDA To Consolidated Net Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Segment Adjusted EBITDA To Consolidated Net Income [Abstract]
Extraordinary charges in connection with COVID-19	$ 0.9	$ 1.7
Expenses incurred during locally mandated shutdowns		$ 0.5